Investments and cash held in Trust	12 Months Ended
Dec. 31, 2012
Investment Held In Trust [Abstract]
Investment [Text Block]

(7) Investments and cash held in Trust

As of December 31, 2012, investment securities in the Company’s Trust Account consist of $75,155,281 in United States Treasury Bills and $859 of cash equivalents. The Company classifies its United States Treasury and equivalent securities as held-to-maturity in accordance with FASB ASC 320, "Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts. The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held to maturity securities at December 31, 2012 are as follows:

	Carrying Amount	Gross Unrealized Holding Losses	Fair Value
Held-to-maturity:
U.S. Treasury Securities	$75,155,281	$5,712	$75,160,993